LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10.LONG-TERM INVESTMENTS

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Equity investments without readily determinable fair value	156,859	156,859	22,093
Total Long-term Investments	156,859	156,859	22,093

The total carrying value of equity investments without readily determinable fair value as of December 31, 2022 and 2023 were as follows:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Initial cost basis	57,241	57,241	8,062
Cumulative unrealized gains	116,930	116,930	16,469
Cumulative unrealized losses (including impairment)	(17,312)	(17,312)	(2,438)
Total carrying value	156,859	156,859	22,093

There is no orderly transactions for an identical or similar investment of the same issuer identified during the years ended December 31, 2022 and 2023.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Gross unrealized gains	58,643	—	—	—
Gross unrealized losses (including impairment) (1)	(5,000)	(12,312)	—	—
Net unrealized gains (loss) on equity securities held	53,643	(12,312)	—	—
Net realized gains on equity securities sold	247,145	—	—	—
Total net gains (loss) recognized	300,788	(12,312)	—	—
(1)	Nil gross unrealized losses (downward adjustments excluding impairment) were recognized for the years ended December 31, 2021, 2022 and 2023. In 2021 and 2022, the Company believed that there was a decline in value that was other-than-temporary and recorded impairment of RMB5,000 and RMB12,312 in “Other expense” in the consolidated statements of comprehensive income (loss), respectively. No impairment losses were recognized for the year ended December 31, 2023.

10.LONG-TERM INVESTMENTS (CONTINUED)

In 2021, the Company disposed partial equity interests in the equity investments without readily determinable fair value with the carrying amount of RMB100,149 for a cash consideration of and RMB347,294 and realized a gain on disposal of RMB247,145, which was included in “Other income” in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2021. Among which, the Company sold 1.0% share of equity investment without readily determinable fair value with the carrying amount of RMB71,667 to Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”), a related party of the Company, with cash consideration RMB220,000 and realized a gain on disposal of RMB148,333.